Divestiture (Details) - Schedule of Major Categories of Assets and Liabilities Held for Sale - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022
Schedule of Major Categories of Assets and Liabilities Held for Sale [Abstract]
Intangible assets, net	$ 12,299	$ 42,610
Goodwill		119,422
Long-term assets held for sale	$ 12,299	$ 162,032